CONSOLIDATED BALANCE SHEETS - CAD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents		$ 367	$ 220
Accounts receivable and other current assets (Note 6)		1,695	1,886
Prepaid expenses		179	182
Inventories (Note 7)		649	685
Regulatory assets (Note 8)		915	823
Total current assets		3,805	3,796
Other assets (Note 9)		1,782	1,653
Regulatory assets (Note 8)		4,107	3,808
Property, plant and equipment, net (Note 10)		50,886	49,456
Intangible assets, net (Note 11)		1,723	1,661
Goodwill (Note 12)		12,527	13,112
Total assets		74,830	73,486
Current liabilities
Short-term borrowings (Note 14)		412	98
Accounts payable and other current liabilities (Note 13)		3,503	3,353
Regulatory liabilities (Note 8)		452	595
Current installments of long-term debt (Note 14)		3,146	1,990
Total current liabilities		7,513	6,036
Regulatory liabilities (Note 8)		3,810	3,696
Deferred income taxes (Note 23)		5,292	5,020
Long-term debt (Note 14)		30,723	31,224
Finance leases (Note 15)		348	343
Other liabilities (Note 16)		1,275	1,314
Total liabilities		48,961	47,633
Commitments and contingencies (Note 27)
Equity
Common shares	[1]	16,112	15,589
Preference shares (Note 18)		1,623	1,623
Additional paid-in capital		5	8
Accumulated other comprehensive income (Note 19)		1,101	2,067
Retained earnings		4,969	4,521
Shareholders' equity		23,810	23,808
Non-controlling interests		2,059	2,045
Total equity		25,869	25,853
Total liabilities and equity		$ 74,830	$ 73,486

[1]	(1) No par value. Unlimited authorized shares. 507.3 million and 499.3 million issued and outstanding as at December 31, 2025 and 2024, respectively